Inventory (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 95,732	$ 73,501
Work in process
Finished goods	884	2,267
Customer projects in process	840
Total Inventory	$ 97,456	$ 75,768